PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 1,274.9	$ 1,220.3
Service costs	33.9	34.9
Interest costs	49.8	49.3
Plan participants' contributions	11.5	11.9
Actuarial loss (gain) arising from:
Financial assumptions	82.1	20.6
Demographic assumptions	(8.6)
Participant experience	4.5	(0.5)
Benefits and settlements paid	(72.7)	(62.2)
Plan transfer	(55.4)
Other	0.4	0.6
Benefit obligations at the end of the year	1,320.4	1,274.9
Postretirement benefits
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	73.4	69.2
Service costs	1.9	1.8
Interest costs	2.9	2.8
Actuarial loss (gain) arising from:
Financial assumptions	5.4	1.4
Participant experience	(21.2)
Benefits and settlements paid	(1.9)	(1.8)
Benefit obligations at the end of the year	$ 60.5	$ 73.4